UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

                                                                  11995 El Camino Real, Suite 303

                                                        San Diego, CA

                                                                      92130

                                                                         (Address of principal executive offices)

                                                                                           (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Private Asset Management Fund

Schedule of Investments
March 31, 2005
(Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,650	Honeywell, Inc.	$ 135,817
2,050	United Technologies	208,403
		344,220	3.76%

Beverages
2,800	Diageo PLC	159,320	1.74%

Biological Products
2,750	Amgen, Inc. *	160,078	1.75%

Commercial Banks, NEC
5,400	Citigroup	242,676	2.65%

Computer Communications Equipment
8,200	Cisco Systems, Inc. *	146,698	1.60%

Computer Storage Devices
11,500	EMC Corp. *	141,680	1.55%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic, Inc.	152,850	1.67%

Electronic & Other Electrical
7,200	General Electric Co.	259,632	2.83%

Electronic Computers
5,450	Dell Computer Corp. *	209,389
2,500	International Business Machines, Inc.	228,450
		437,839	4.78%

Electronic Connectors
5,200	TYCO Laboratories, Inc.	175,760	1.92%

Exchange Traded Fund
2,900	Nasdaq 100	106,053	1.16%

Fire Marine & Casualty Insurance
3,450	Allstate Corp.	186,507	2.04%

Food & Kindred Products
4,000	Kraft Foods, Inc.	132,200
2,000	Unilever NV	136,840
		269,040	2.94%

Miscellaneous Manufacturing
5,000	International Game Technology	133,300	1.45%

Motors & Generators
2,550	Emerson Electric, Co.	165,572	1.81%

National Commercial Banks
5,424	Bank of America Corp.	239,198
6,640	Morgan (J.P.) & Co. , Inc.	229,744
2,600	PNC Bank Corp.	133,848
3,000	State Street	131,160
4,250	Wachovia Corp.	216,368
		950,318	10.37%

Paper Mills
2,300	Kimberly Clark Corp.	151,179	1.65%

Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate Palmolive Co.	195,638	2.13%

Petroleum Refining
3,800	British Petroleum	237,120
4,500	ChevronTexaco Corp.	262,395
4,800	Exxon Mobil	286,080
		785,595	8.57%

Pharmaceutical Preparations
4,000	Abbott Laboratories	186,480
8,500	Bristol Myers Squibb Co.	216,410
5,000	Merck & Co. , Inc.	161,850
7,700	Pfizer, Inc.	202,279
		767,019	8.37%

Plastic Materials, Synthetic Resins
2,350	PPG Industries, Inc.	168,072	1.83%

Primary Production of Aluminum
3,500	Aluminum Co. of America	106,365	1.16%

Pumps & Pumping Equipment
2,000	ITT Industries	180,480	1.97%

Radio & TV Broacasting
3,100	L-3 Communications Holdings	220,162
2,500	Qualcom	91,575
		311,737	3.40%

Retail-Drug Stores and Properties
3,000	Walgreen Co.	133,260	1.45%

Retail-Eating Places
2,100	Wendy's International, Inc.	81,984	0.89%

Retail-Lumber & Other Building
3,300	Home Depot, Inc.	126,192	1.38%

Retail-Variety Stores
2,950	Costco Wholesale Corp.	130,331	1.42%

Semiconductors & Related Devices
6,600	Intel Corp.	153,318	1.67%

Services-Business Services
1,500	EBAY *	55,890	0.61%

Services-Consumer Credit Report
4,000	Equifax , Inc.	122,760	1.34%

Services-Prepackaged Software
7,750	Microsoft Corp.	187,318
4,000	Symantec Corp. *	85,320
		272,638	2.97%

Ship & Boat Building & Repairing
1,350	General Dynamics	144,518	1.58%

Special Industry Machinery, NE
6,000	Applied Materials, Inc.	97,500	1.06%

Surgical & Medical Instruments
3,500	Baxter Labs	118,930
3,000	Boston Scientific Corp. *	87,870
4,000	Sysco Corp.	143,200
		350,000	3.82%

Telephone & Telegraph Apparatus
4,050	Plantronics	154,224	1.68%

Television Broadcasting Stations
3,000	Univision Communications, Inc. *	83,070	0.91%

Wholesale-Medical & Dental
4,000	Johnson & Johnson	268,640	2.93%

Total for Common Stock (Cost - $7,696,938)		$ 8,871,950	96.81%

Cash and Equivalents
188,479	First American Treasury Obligation Fund Cl S 1.85% **	188,479	2.06%
	(Cost - $188,479)

	Total Investments	9,060,429	98.87%
	(Cost - $7,885,417)

	Other Assets Less Liabilities	103,650	1.13%

	Net Assets	$ 9,164,079	100.00%

* Non-Income producing securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2005.

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

1. SECURITY TRANSACTIONS

At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,885,417 amounted to $1,175,012, which consisted of aggregate gross unrealized appreciation of $1,448,951 and aggregate gross unrealized depreciation of $273,939.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUNDS

By : /s/ Stephen J. Cohen

      Stephen J. Cohen

      President

Date:          5/23/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:          5/23/05

By : /s/ Michael D. Berlin

       Michael D. Berlin

       Chief Financial Officer

Date:          5/23/05